Policyholder Account Balances, Future Policy Benefits and Claims - Amounts Recognized in Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums	$ 530	$ 528
Interest Expense	390	398
Life contingent payout annuities
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums	45	39
Interest Expense	49	53
Term and whole life insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums	169	166
Interest Expense	39	41
Disability insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums	127	131
Interest Expense	31	30
Long term care insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums	189	192
Interest Expense	$ 271	$ 274